                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-07347

                                ADVISOR FUNDS II
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder EAFE® Equity Index Fund

Semiannual Report to Shareholders

June 30, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Scudder EAFE® Equity Index Fund

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Scudder EAFE® Equity Index Portfolio

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund may not be able to mirror the MSCI EAFE® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2005

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 30 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the fund's investment advisor. There is no guarantee that the fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Average Annual Total Returns as of 6/30/05
Scudder EAFE® Equity Index Fund	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Institutional Class	-1.77%	12.50%	10.88%	-1.51%	4.29%
MSCI EAFE® Index+	-1.17%	13.65%	12.06%	-.55%	4.61%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on January 24, 1996. Index returns begin January 31, 1996.

Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/05	$ 11.67
12/31/04	$ 11.89
Distribution Information: Six Months: Income Dividends as of 6/30/05	$ .02

Institutional Class Lipper Rankings — International Multi-Cap Core Funds Category as of 6/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	157	of	273	58
3-Year	102	of	226	45
5-Year	91	of	165	55

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Growth of an Assumed $1,000,000 Investment
[] Scudder EAFE® Equity Index Fund — Institutional Class [] MSCI EAFE® Index+

Yearly periods ended June 30
Comparative Results as of 6/30/2005
Scudder EAFE® Equity Index Fund		1-Year	3-Year	5-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,125,000	$1,363,300	$926,600	$1,486,000
	Average annual total return	12.50%	10.88%	-1.51%	4.29%
MSCI EAFE® Index+	Growth of $1,000,000	$1,136,500	$1,407,200	$973,000	$1,528,700
	Average annual total return	13.65%	12.06%	-.55%	4.61%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

* The Fund commenced operations on January 24, 1996. Index returns begin January 31, 1996.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe , Australasia and the Far East. The index is calculated using closing local market prices and converts to US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/05	$ 1,000.00
Ending Account Value 6/30/05	$ 982.30
Expenses Paid per $1,000*	$ 1.97
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/05	$ 1,000.00
Ending Account Value 6/30/05	$ 1,022.81
Expenses Paid per $1,000*	$ 2.01

* Expenses are equal to the Fund's annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio	Institutional Class
Scudder EAFE® Equity Index Fund	.40%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Portfolio Manager Steven Wetter, of Northern Trust Investments, N.A. the fund's subadvisor, discusses the recent market environment as well as the performance of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index and Scudder EAFE® Equity Index Fund during the six-month period ended June 30, 2005.

Q:  How did Scudder EAFE® Equity Index Fund perform over the semiannual period?

A:  For the six-month period, Scudder EAFE® Equity Index Fund produced a total return of -1.77% (Institutional Class shares), as compared with a return of -1.17% for its benchmark, the MSCI EAFE Index. The broad-based MSCI EAFE Index is a group of international company stocks that is not available for direct investment. (Past performance is no guarantee of future results. Please see pages 3 and 4 for more complete performance information.)

Q:  What were the primary factors affecting the international equity markets during the past six months?

A:  The six-month period was a mixed bag for the global equity markets. On one hand, investors generally were encouraged by strong corporate earnings results, as companies continued to boost profits through cost-cutting and restructuring initiatives. In addition, economic growth outside of Continental Europe remained on a steady upward track. Despite these positives, the index finished the period in the red as investors looked ahead to the second half of the year and beyond. Although the current environment is positive, investors are concerned about the potential effect of rising oil prices on global growth, the possibility of the US Federal Reserve increasing short-term rates more than had been expected, and the chances that earnings growth — while still strong — has peaked and is poised to weaken. Behind this broad backdrop, there was a wide divergence in sector performance, which likely reflected investors' desire to adjust to the shifting market environment by rotating among the various industries rather than exiting the market altogether.

Q:  Which sectors within the MSCI EAFE Index were the best and worst performers?

A:  The top sector performer, hands down, was energy. Energy stocks, which made up 8.6% of the benchmark at period-end, produced a total return of nearly 13% for the semiannual period, well above the market as a whole. The sector was fueled by the rising price of crude oil, which hit more than $60 during the final days of the reporting period. The result has been higher profits for energy companies, and this has translated into strong gains in stock prices. Virtually all of the energy stocks in the MSCI EAFE Index produced a gain, many in the double digits.

Health care, utilities and industrials, which made up 8.1%, 5.3% and 9.8% of the benchmark, respectively, all outperformed the broader market. In a period of uncertainty regarding the direction of the global economy, investors gravitated to "defensive" sectors that tend to outperform when growth slows. Health care stocks gained the additional benefit of being more attractively valued following a long period of underperformance in 2003 and 2004, prompting investors to prospect for opportunities in the sector. Utilities, meanwhile, were boosted by the continued popularity of higher-yielding investments.

Financial stocks, the largest weighting within the benchmark at 27.4%, underperformed. Financials typically weaken when global yield curves are "flattening" — i.e., when the yield spread between longer-term bonds and short-term bonds is declining — because this reduced spread can cut into profit margins. While the sector is broad and contained more than its share of winners, several of its largest banking stocks — such as HSBC Holdings PLC (UK), Royal Bank of Scotland Group PLC (UK), UBS AG (Switzerland) and Barclays PLC (UK), to name just a few — registered declines during the period.

The consumer discretionary and information technology sectors, at 12.3% and 6.0% of the benchmark, respectively, produced negative returns. Consumer discretionary stocks weakened as investors grew nervous that companies would be unable to pass along rising input costs to consumers. Additionally, media companies — a segment within the sector — were hurt by falling demand for advertising worldwide. Tech stocks were hit by concerns about slower global growth, since a cooler economy reduces demand for technology products. The sector was weak across the board, with the worst performance coming from semiconductor and hardware/equipment stocks.

The worst performer on a sector basis was tele- communications services, which makes up 7.1% of the benchmark. European fixed-line telecoms such as Deutsche Telekom AG, Telecom Italia SpA., France Telecom SA and Portugal Telecom SGPS SA were among the individual stocks that weighed on the sector's performance.

Q:  Which countries and regions outperformed and underperformed during the period?

A:  Europe and Asia ex-Japan outperformed, while Japan lagged. The European markets, as a whole, outperformed as investors rotated into the region to take advantage of the attractive valuations that characterized many individual companies. Northern European countries such as Norway, Denmark and Finland performed particularly well, while the UK — which makes up almost a quarter of the benchmark — finished the period narrowly positive. However, Germany, which remains mired in an economic slump amid a lack of meaningful structural economic reform, underperformed.

The non-Japan Asian countries that make up the benchmark — Hong Kong, Singapore, New Zealand and Australia — all produced positive returns. Hong Kong and Singapore both benefited from the continued rapid growth of the broader Asian economy (China in particular), while Australia and New Zealand were both buoyed by the continued strength in commodity prices. Unfortunately, Japan — which is the second-largest benchmark component at 20.6% — underperformed. The country's economy has yet to fully recover, as evidenced by the mixed nature of the data released during the period. While the consumer sector finally appears to be improving, industrial production remains subdued. Additionally, rising oil prices have taken a toll on Japan, since the country relies on imports to fulfill its energy needs.

Q:  Have you made any changes to your investment approach?

A:  We have made no changes in our strategy. Our goal is to maintain a fully invested posture, replicating the return and risk characteristics of the index. The index itself provides broad-based exposure to 22 of the largest developed markets outside the United States, across all sectors of the economy.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2005

Geographic Diversification (Excludes Cash Equivalents)	6/30/05	12/31/04

United Kingdom	25%	25%
Japan	22%	22%
France	9%	9%
Switzerland	7%	7%
Germany	7%	7%
Australia	5%	5%
Netherlands	5%	5%
Spain	4%	4%
Italy	4%	4%
Other	12%	12%
	100%	100%
Sector Diversification (Excludes Cash Equivalents)	6/30/05	12/31/04

Financials	28%	28%
Consumer Discretionary	12%	13%
Industrials	10%	9%
Energy	9%	8%
Health Care	8%	8%
Consumer Staples	8%	8%
Materials	7%	7%
Telecommunication Services	7%	8%
Information Technology	6%	6%
Utilities	5%	5%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2005 (14.7% of Net Assets)	Country	Percent
1. BP PLC Exporter and producer of oil and natural gas	United Kingdom	2.4%
2. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.9%
3. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	1.7%
4. GlaxoSmithKline PLC Developer of vaccines and health-related consumer products	United Kingdom	1.5%
5. Royal Dutch Petroleum Co. Explores, produces, refines and markets petroleum products	Netherlands	1.4%
6. Total SA Producer of oil and natural gas	France	1.4%
7. Novartis AG (Registered) Manufacturer of pharmaceutical and nutrition products	Switzerland	1.2%
8. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.1%
9. Nestle SA (Registered) Producer and seller of food products	Switzerland	1.1%
10. Royal Bank of Scotland Group PLC Provider of a wide range of financial services	United Kingdom	1.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 22. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investment in the EAFE® Equity Index Portfolio, at value	$ 287,177,030
Receivable for Fund shares sold	467,139
Due from Advisor	14,906
Other assets	17,809
Total assets	287,676,884
Liabilities
Payable for Fund shares redeemed	45,272
Other accrued expenses and payables	72,818
Total liabilities	118,090
Net assets, at value	$ 287,558,794
Net Assets
Net assets consist of: Undistributed net investment income	2,952,823
Net unrealized appreciation (depreciation) on investments	59,149,483
Accumulated net realized gain (loss)	(48,988,295)
Paid-in capital	274,444,783
Net assets, at value	$ 287,558,794
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($287,558,794 ÷ 24,633,535 shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 11.67

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Net investment income allocated from the EAFE® Equity Index Portfolio: Dividends (net of foreign taxes withheld of $696,297)	$ 5,237,363
Interest — Scudder Cash Management QP Trust	82,760
Interest — Cash Management Fund Institutional	65,139
Interest	16,749
Expenses(a)	(513,673)
Net investment income from the EAFE® Equity Index Portfolio	4,888,338
Expenses: Administrator service fee	220,973
Auditing fees	15,935
Legal fees	18,394
Trustees' fees and expenses	3,658
Reports to shareholders	37,526
Registration fees	14,750
Other	1,245
Total expenses, before expense reductions	312,481
Expense reductions	(235,879)
Total expenses, after expense reductions	76,602
Net investment income (loss)	4,811,736
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,527,920)
Futures	732,649
Foreign currency related transactions	(261,506)
(2,056,777)
Net unrealized appreciation (depreciation) during the period on: Investments	(6,648,592)
Futures	(393,482)
Foreign currency related transactions	(646,969)
(7,689,043)
Net gain (loss) on investment transactions	(9,745,820)
Net increase (decrease) in net assets resulting from operations	$ (4,934,084)

(a) For the six months ended June 30, 2005, the Advisor for the EAFE® Equity Index Portfolio waived fees in the amount of $54,637, all of which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income (loss)	$ 4,811,736	$ 4,780,954
Net realized gain (loss) on investment transactions	(2,056,777)	3,574,237
Net unrealized appreciation (depreciation) during the period on investment transactions	(7,689,043)	38,124,603
Net increase (decrease) in net assets resulting from operations	(4,934,084)	46,479,794
Distributions to shareholders from: Net investment income	(518,659)	(10,001,126)
Fund share transactions: Proceeds from shares sold	49,054,409	69,455,677
Reinvestment of distributions	451,421	9,084,704
Cost of shares redeemed	(41,581,322)	(60,738,784)
Redemption fees	158	—
Net increase (decrease) in net assets from Fund share transactions	7,924,666	17,801,597
Increase (decrease) in net assets	2,471,923	54,280,265
Net assets at beginning of period	285,086,871	230,806,606
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $2,952,823 and $1,340,254, respectively)	$ 287,558,794	$ 285,086,871

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2005[a]	2004[b]	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 11.89	$ 10.35	$ 7.77	$ 9.46	$ 12.27	$ 14.58
Income (loss) from investment operations: Net investment income (loss)	.19[c]	.33	.17[c]	.16[c]	.19	.25
Net realized and unrealized gain (loss) on investment transactions	(.39)	1.64	2.64	(1.72)	(2.87)	(2.47)
Total from investment operations	(.20)	1.97	2.81	(1.56)	(2.68)	(2.22)
Less distributions from: Net investment income	(.02)	(.43)	(.23)	(.13)	(.13)	(.02)
Net realized gains on investment transactions	—	—	—	—	—	(.07)
Total distributions	(.02)	(.43)	(.23)	(.13)	(.13)	(.09)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 11.67	$ 11.89	$ 10.35	$ 7.77	$ 9.46	$ 12.27
Total Return (%)[d]	(1.77)**	19.42	36.45	(16.63)	(21.75)	(15.22)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	288	285	231	137	140	171
Ratio of expenses before expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.60*	.58	.60	.65	.63	.65
Ratio of expenses after expense reductions, including expenses of the EAFE® Equity Index Portfolio (%)	.40*	.40	.40	.40	.40	.40
Ratio of net investment income (loss) (%)	3.27*	1.98	1.99	1.83	1.68	1.59

[a] For the six months ended June 30, 2005 (Unaudited).

[b] On August 13, 2004, the Fund's Premier Class shares were renamed to Institutional Class shares.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

EAFE® Equity Index Fund — Institutional Class ("Scudder EAFE® Equity Index Fund" or the "Fund") is a diversified series of the Scudder Advisor Funds II (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE® Equity Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information.

On June 30, 2005, the Fund owned approximately 100% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $42,600,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($13,400,000), December 31, 2009 ($14,100,000), December 31, 2010 ($14,900,000) and December 31, 2011 ($200,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio's financial statements for a breakdown of the appreciation/depreciation from investments.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. DeAM, Inc. is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both indirect, wholly owned subsidiaries of Deutsche Bank AG.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended June 30, 2005, the Advisor and Administrator have contractually agreed to waive a portion of their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses at 0.40%, including expenses allocated from the Portfolio.

Accordingly, for the six months ended June 30, 2005, the Administrator Service Fee was $220,973, all of which was waived. In addition, under this arrangement the Advisor and Administrator reimbursed the Fund in the amount of $14,906.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $19,160, of which $8,400 is unpaid at June 30, 2005.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold	4,164,006	$ 49,054,409	6,470,054	$ 69,455,677
Shares issued to shareholders in reinvestment of distributions	38,159	$ 451,421	787,494	$ 9,084,704
Shares redeemed	(3,537,019)	$ (41,581,322)	(5,599,016)	$ (60,738,784)
Redemption Fees		$ 158		$ —
Net increase (decrease)	665,146	$ 7,924,666	1,658,532	$ 17,801,597

D. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2005 there were two unaffiliated shareholders who held 38%,and 17%, respectively, and one affiliated shareholder who held 11% of the outstanding shares of the Fund.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

(The following financial statements of the EAFE® Equity Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2005 (Unaudited)

	Shares	Value ($)

Common Stocks 95.7%
Australia 5.2%
Alinta Ltd.	3,780	27,981
Alumina Ltd.	39,127	164,922
Amcor Ltd.	30,791	156,218
AMP Ltd.	63,045	308,740
Ansell Ltd.	2,546	19,344
Aristocrat Leisure Ltd.	11,798	103,530
Australia & New Zealand Banking Group Ltd.	56,284	928,234
Australian Gas & Light Co., Ltd.	16,260	175,641
Australian Stock Exchange Ltd.	5,159	90,514
AXA Asia Pacific Holdings Ltd.	18,956	62,948
BHP Billiton Ltd.	110,495	1,510,953
BlueScope Steel Ltd.	27,562	170,781
Boral Ltd.	13,615	66,868
Brambles Industries Ltd.	29,868	185,045
Caltex Australia Ltd.	1,505	18,129
Centro Properties Group	31,415	140,670
CFS Gandel Retail Trust (e)	44,066	56,108
CFS Gandel Retail Trust* (e)	1,461	1,863
Coca-Cola Amatil Ltd.	18,969	113,744
Cochlear Ltd.	1,114	33,102
Coles Myer Ltd.	34,095	239,032
Commonwealth Bank of Australia	39,319	1,132,791
Commonwealth Property Office Fund	22,142	21,263
Computershare Ltd.	10,718	47,477
CSL Ltd.	7,236	184,687
CSR Ltd.	25,654	52,072
DB RREEF Trust*	49,351	51,173
Foster's Group Ltd.	66,505	268,702
Futuris Corp., Ltd.	10,768	14,876
General Property Trust	69,712	193,162
Harvey Norman Holdings Ltd.	9,201	17,446
Iluka Resources Ltd.	2,479	14,163
ING Industrial Fund	10,187	16,169
Insurance Australia Group Ltd.	49,201	224,138
Investa Property Group	30,734	45,298
James Hardie Industries NV	10,043	57,739
John Fairfax Holdings Ltd.	38,931	126,899
Leighton Holdings	4,873	42,433
Lend Lease Corp., Ltd.	14,197	139,740
Lion Nathan Ltd.	5,624	32,334
Macquarie Airports	8,778	23,856
Macquarie Bank Ltd.	7,008	316,901
Macquarie Communications Infrastructure Group	8,274	39,572
Macquarie Goodman Group*	41,556	128,858
Macquarie Infrastructure Group	71,385	225,261
Mayne Group Ltd.	22,896	82,268
Mirvac Group	33,586	91,093
Multiplex Group	8,300	18,317
National Australia Bank Ltd.	48,079	1,122,805
Newcrest Mining Ltd.	13,102	172,875
Onesteel Ltd.	8,598	17,236
Orica Ltd.	7,714	104,172
Origin Energy Ltd.	26,752	154,929
Pacific Brands Ltd.	8,016	13,771
Paperlinx Ltd.	8,341	19,032
Patrick Corp., Ltd.	27,766	117,612
Perpetual Trustees Australia Ltd.	1,300	56,580
Publishing & Broadcasting Ltd.	2,483	27,983
Qantas Airways Ltd.	18,234	46,626
QBE Insurance Group Ltd.	26,822	326,346
Rinker Group Ltd.	31,915	336,921
Rio Tinto Ltd.	8,766	297,304
Santos Ltd.	22,774	195,703
Sonic Healthcare Ltd.	10,322	98,124
Stockland* (e)	43,810	183,831
Stockland* (e)	1,481	6,223
Suncorp Metway Ltd.	18,132	276,821
TABCORP Holding Ltd.	17,199	214,268
Telstra Corp., Ltd.	65,275	251,107
Toll Holdings Ltd.	4,105	40,659
Transurban Group	29,381	166,066
Wesfarmers Ltd.	11,614	352,132
Westfield Group*	44,380	597,678
Westpac Banking Corp., Ltd.	55,436	839,069
Woodside Petroleum Ltd.	15,662	347,533
Woolworths Ltd.	35,275	441,422
(Cost $9,034,298)		15,007,883
Austria 0.4%
Bank Austria Creditanstalt	1,220	126,935
Boehler-Uddeholm AG	260	34,341
Erste Bank der Oesterreichischen Sparkassen AG	4,380	219,079
Flughafen Wien AG	250	16,216
Immofinanz Immobilien Anlagen AG*	10,849	99,386
Mayr Melnhof Karton AG	150	20,773
Meinl European Land Ltd.	1,730	29,984
Oesterreichische Elektrizititaetswirtschafts AG "A"	280	77,248
OMV AG	510	221,833
RHI AG*	250	6,806
Telekom Austria AG	11,507	223,672
Voestalpine AG	670	46,868
Wienerberger AG	2,310	107,159
(Cost $692,333)		1,230,300
Belgium 1.3%
Agfa Gevaert NV	2,975	82,159
Barco NV	214	15,257
Bekaert NV	369	27,726
Belgacom SA*	5,418	184,670
Cofinimmo	119	18,665
Colruyt NV	515	70,099
Compagnie Maritime Belge SA	830	25,815
Delhaize Group	2,152	129,034
Dexia	18,295	401,317
Electrabel SA	847	369,851
Euronav SA	830	24,357
Fortis	36,135	999,781
Groupe Bruxelles Lambert SA	2,277	196,770
Interbrew	5,637	190,654
KBC Bankverzekeringsholding	5,656	445,732
Mobistar SA*	744	62,178
Omega Pharma SA	424	21,913
SA D'Ieteren NV	90	18,590
Solvay SA	1,959	201,121
UCB SA	2,752	133,821
Umicore	632	50,428
(Cost $2,587,360)		3,669,938
Denmark 0.8%
A P Moller — Maersk AS	37	351,457
Bang & Olufsen AS "B"	261	18,276
Carlsberg AS "B"	1,050	53,809
Coloplast AS "B"	812	47,056
Dampskibsselskabet Torm AS	435	23,407
Danisco AS	1,650	106,979
Danske Bank AS	13,484	404,696
De Sammensluttede Vognmaend AS	648	54,891
FLS Industries AS "B"*	744	15,047
GN Store Nord AS	6,554	74,061
H. Lundbeck AS	2,105	53,018
Kobenhavns Lufthavne AS	143	33,894
NKT Holding AS	557	20,841
Novo Nordisk AS "B"	7,429	378,138
Novozymes AS "B"	1,619	80,097
Ostasiatiske Kompagni	461	32,546
TDC AS	6,249	267,495
Topdanmark AS*	740	53,805
Vestas Wind Systems AS*	5,562	91,809
William Demant Holding AS*	765	38,019
(Cost $1,146,022)		2,199,341
Finland 1.5%
Amer Group Ltd.	2,100	39,851
Cargotec Corp. "B"*	1,200	33,502
Elisa Communications Oyj*	4,300	67,168
Fortum Oyj	11,500	184,414
Kesko Oyj	1,900	47,673
Kone Oyj "B"*	1,200	71,883
Metso Oyj	3,600	78,254
Neste Oil Oyj*	4,275	110,711
Nokia Oyj	144,050	2,397,252
Nokian Renkaat Oyj	3,100	56,532
Orion-yhtyma Oy "B"	2,200	42,423
Outokumpu Oyj	3,200	41,206
Pohjola Group PLC	1,500	21,771
Rautaruukki Oyj	1,400	20,906
Sampo Oyj "A"	12,700	197,898
Stora Enso Oyj "R"	20,200	257,684
TietoEnator Oyj	2,860	86,671
UPM-Kymmene Oyj	16,900	323,986
Uponor Oyj	1,800	35,034
Wartsila Oyj	1,800	51,861
YIT-Yhtyma Oyj	2,100	70,097
(Cost $3,447,145)		4,236,777
France 8.8%
Accor SA	6,355	296,835
Air France	3,869	58,485
Alcatel SA*	38,242	416,954
Alstom*	127,912	126,697
Atos Origin SA*	1,610	101,808
Autoroutes du Sud de la France	2,210	125,947
Axa	44,638	1,110,122
BNP Paribas SA	24,585	1,680,852
Bouygues SA	6,568	271,132
Business Objects SA*	1,527	40,316
Cap Gemini SA*	4,140	131,043
Carrefour SA	17,402	839,749
Casino Guichard-Perrachon SA	913	63,951
CNP Assurances	777	49,605
Compagnie de Saint-Gobain	9,876	545,770
Compagnie Generale des Etablissements Michelin "B"	4,577	277,827
Credit Agricole SA	20,462	517,006
Dassault Systemes SA	1,982	95,696
Essilor International SA	3,219	219,276
France Telecom SA	45,679	1,327,058
Groupe Danone	7,589	665,387
Hermes International	203	40,901
Imerys SA	1,152	79,270
Klepierre	490	46,683
L' Air Liquide SA	3,369	572,710
L'Oreal SA	9,388	673,387
Lafarge SA	5,274	478,594
Lagardere S.C.A.	3,858	284,555
LVMH Moet—Hennessy Louis Vuitton SA	7,649	588,937
Neopost SA	859	75,575
PagesJaunes SA	3,445	80,358
Pernod Ricard	1,522	242,803
Pinault-Printemps-Redoute SA	2,272	233,449
PSA Peugeot Citroen	5,271	311,228
Publicis Groupe	3,900	114,745
Renault SA	5,867	515,589
Sagem SA	5,904	121,772
Sanofi-Aventis	32,665	2,674,238
Schneider Electric SA	6,980	524,633
SCOR	15,577	31,229
Societe BIC SA	1,073	63,986
Societe des Autoroutes du Nord et de l'Est de la France*	451	24,184
Societe des Autoroutes Paris-Rhin-Rhone	839	49,705
Societe Generale	10,287	1,042,004
Societe Television Francaise 1	3,454	91,483
Sodexho Alliance SA	2,348	72,391
Suez SA	25,665	694,146
Technip SA	2,450	113,916
Thales SA	2,114	85,668
Thomson SA	7,747	184,397
Total SA	17,636	4,130,032
Total SA VVPR Strip*	972	12
Unibail	1,467	187,881
Valeo SA	2,050	91,753
Veolia Environnement	9,406	352,125
Vinci SA	4,625	384,738
Vivendi Universal SA*	33,091	1,036,283
Zodiac SA	882	47,353
(Cost $18,680,196)		25,304,229
Germany 6.2%
Adidas-Salomon AG	1,450	241,889
Allianz AG (Registered)	10,685	1,223,081
Altana AG	2,010	114,847
BASF AG	16,791	1,112,907
Bayer AG	20,283	674,592
Bayerische Hypo-und Vereinsbank AG* (e)	14,540	378,153
Bayerische Hypo-und Vereinsbank AG* (e)	3,122	81,231
Beiersdorf AG	650	72,919
Celesio AG	1,138	89,493
Commerzbank AG	14,753	318,962
Continental AG	4,260	306,246
DaimlerChrysler AG	26,797	1,085,369
Deutsche Bank AG (Registered) (d)	15,123	1,179,145
Deutsche Boerse AG	3,232	252,406
Deutsche Lufthansa AG*	6,416	78,584
Deutsche Post AG	15,453	360,819
Deutsche Telekom AG (Registered)*	84,493	1,561,486
Douglas Holdings AG	650	23,503
E.ON AG	19,326	1,715,764
Epcos AG*	1,350	16,860
Fresenius Medical Care AG	1,066	91,000
HeidelbergCement AG*	2,127	152,983
HeidelbergCement AG VVPR Strip*	104	0
Heidelberger Druckmaschinen AG*	1,322	38,647
Hochtief AG	1,606	56,190
Hypo Real Estate Holding AG*	3,920	148,818
Infineon Technologies AG*	20,584	191,111
IVG Immobilien AG	1,687	31,326
KarstadtQuelle AG	2,059	27,412
Linde AG	2,435	163,922
MAN AG	4,638	191,937
Merck KGaA	1,544	122,672
Metro AG	4,838	239,481
MLP AG	1,150	21,475
Muenchener Rueckversicherungs — Gesellschaft AG (Registered)	5,753	612,702
Premiere AG*	1,166	40,308
Puma AG	455	112,407
RWE AG	13,067	839,845
SAP AG	6,870	1,193,310
Schering AG	5,094	311,966
Siemens AG	24,747	1,799,048
Suedzucker AG	1,150	23,025
ThyssenKrupp AG	10,961	189,984
TUI AG	4,407	108,764
Volkswagen AG	6,919	315,648
Wincor Nixdorf AG	421	34,431
(Cost $14,444,674)		17,946,668
Greece 0.6%
Alpha Bank AE	8,914	236,871
Coca-Cola Hellenic Bottling Co. SA	3,920	106,716
Cosmote Mobile Telelcommunications SA	3,670	66,279
EFG Eurobank Ergasias	6,600	202,201
Emporiki Bank of Greece	1,550	45,806
Germanos SA	630	21,116
Greek Organization of Football Prognostics	6,071	174,448
Hellenic Petroleum SA	2,970	31,906
Hellenic Technodomiki SA	2,280	11,244
Hellenic Telecommunications Organization SA	8,800	169,774
Intracom SA	2,190	10,953
National Bank of Greece SA	8,181	279,058
Piraeus Bank SA	4,650	86,810
Public Power Corp. (PPC)	3,486	87,236
Titan Cement Co.	2,230	68,620
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	21,186
(Cost $1,138,846)		1,620,224
Hong Kong 1.7%
ASM Pacific Technology Ltd.	5,000	23,366
Bank of East Asia Ltd.	42,971	126,644
BOC Hong Kong Holdings Ltd.	123,000	232,016
Cathay Pacific Airways Ltd.	35,000	63,641
Cheung Kong (Holdings) Ltd.	46,000	444,717
Cheung Kong Infrastrucure Holdings Ltd.	10,000	29,516
CLP Holdings Ltd.	55,600	319,150
Esprit Holdings Ltd.	30,815	221,768
Giordano International Ltd.	26,000	17,692
Hang Lung Properties Ltd.	63,000	92,561
Hang Seng Bank Ltd.	23,600	321,364
Henderson Land Development Co., Ltd.	25,000	119,447
Hong Kong & China Gas Co., Ltd.	121,887	248,034
Hong Kong Electric Holdings Ltd.	48,000	218,857
Hong Kong Exchange & Clearing Ltd.	36,000	93,251
Hopewell Holdings Ltd.	21,000	53,837
Hutchison Telecommunications International Ltd.*	30,000	29,772
Hutchison Whampoa Ltd.	67,100	603,072
Hysan Development Co.	13,590	28,194
Johnson Electric Holdings Ltd.	36,000	32,978
Kerry Properties Ltd.	11,156	24,891
Kingboard Chemical Holdings Ltd.	8,900	28,214
Li & Fung Ltd.	55,000	113,803
MTR Corp., Ltd.	48,801	93,823
New World Development Co., Ltd.	65,350	79,946
Orient Overseas International Ltd.	4,400	19,231
PCCW Ltd.	119,443	74,584
SCMP Group Ltd.	27,200	11,895
Shangri-La Asia Ltd.	36,499	56,383
Sino Land Co., Ltd.	32,301	34,300
Sun Hung Kai Properties Ltd. (REIT)	41,297	406,218
Swire Pacific Ltd. "A"	31,000	273,027
Techtronic Industries Co., Ltd.	30,000	75,578
Television Broadcasts Ltd.	9,000	51,056
Wharf Holdings Ltd.	39,102	136,512
Wing Hang Bank Ltd.	4,000	25,966
Yue Yuen Industrial (Holdings) Ltd.	18,000	54,979
(Cost $3,879,582)		4,880,283
Ireland 0.8%
Allied Irish Banks PLC	26,797	573,007
Bank of Ireland PLC (e)	25,404	408,419
Bank of Ireland PLC (e)	4,416	71,563
CRH PLC	16,387	434,895
DCC PLC	2,107	42,054
Depfa Bank PLC	10,713	171,372
Eircom Group PLC	12,232	27,210
Elan Corp. PLC*	12,546	85,660
Fyffes PLC	7,415	22,129
Grafton Group PLC*	6,932	80,299
Greencore Group PLC	4,282	18,650
IAWS Group PLC	3,475	48,599
Independent News & Media PLC	19,065	58,818
Irish Life & Permanent PLC	8,993	157,350
Kerry Group PLC	4,249	104,898
Kingspan Group PLC	2,310	27,276
Paddy Power PLC	1,301	22,227
Ryanair Holdings PLC*	5,147	39,751
Waterford Wedgwood PLC "Unit"*	5,002	354
(Cost $2,048,968)		2,394,531
Italy 3.8%
Alleanza Assicurazioni SpA	13,544	146,816
Assicurazioni Generali SpA	29,531	919,409
Autogrill SpA*	3,093	40,662
Autostrade SpA	9,463	250,288
Banca Antonventeta SpA*	7,227	233,432
Banca Fideuram SpA	8,881	41,945
Banca Intesa SpA (e)	100,402	458,008
Banca Intesa SpA (e)	28,797	122,783
Banca Monte dei Paschi di Siena SpA	34,695	122,113
Banca Nazionale del Lavoro SpA*	43,246	149,017
Banca Popolare di Milano	10,530	103,585
Banche Popolari Unite*	11,005	218,069
Banco Popolari di Verona e Novara	11,702	199,223
Benetton Group SpA	1,610	14,840
Bulgari SpA	3,349	37,409
Capitalia SpA	44,339	246,914
Edison SpA*	20,735	46,119
Enel SpA	114,220	992,751
Eni SpA	80,320	2,062,111
Fiat SpA*	16,330	118,410
FinecoGroup SpA*	2,988	26,677
Finmeccanica SpA	206,493	192,194
Gruppo Editoriale L'Espresso SpA	2,322	12,649
Italcementi SpA	2,001	31,141
Lottomatica SpA	657	21,373
Luxottica Group SpA	4,644	96,037
Mediaset SpA	26,474	311,550
Mediobanca SpA	15,211	284,127
Mediolanum SpA	6,085	37,872
Mondadori (Arnoldo) Editore SpA	3,666	34,810
Pirelli & C. Accomandita per Azioni	84,527	87,804
Riunione Adriatica di Sicurta SpA	9,613	186,573
San Paolo IMI SpA	34,140	466,912
SeatPagine Gialle SpA	129,754	53,929
Snam Rete Gas SpA	29,235	156,042
Telecom Italia Media SpA*	43,490	20,880
Telecom Italia SpA	328,255	1,019,882
Telecom Italia SpA (Savings Shares)	178,852	462,931
Terna SpA	33,898	87,647
Tiscali SpA*	2,936	8,324
UniCredito Italiano SpA	136,409	717,690
(Cost $7,751,485)		10,840,948
Japan 20.9%
ACOM Co., Ltd.	2,300	146,872
Aderans Co., Ltd.	500	11,851
Advantest Corp.	2,600	190,573
Aeon Co., Ltd.	21,200	322,759
AEON Credit Services Co., Ltd.	1,130	70,472
Aiful Corp.	2,100	155,936
Aisin Seiki Co., Ltd.	6,000	129,640
Ajinomoto Co., Inc.	19,000	210,608
All Nippon Airways Co., Ltd.	13,000	39,536
Alps Electric Co., Ltd.	6,000	91,395
Amada Co., Ltd.	12,000	81,167
Aoyama Trading Co., Ltd.	2,200	55,100
Asahi Breweries, Ltd.	13,000	155,001
Asahi Glass Co., Ltd.	31,000	324,782
Asahi Kasei Corp.	39,000	184,749
Asatsu, Inc.	1,100	30,465
Astellas Pharma, Inc.	16,400	559,672
Autobacs Seven Co., Ltd.	1,100	36,825
Bandai Co., Ltd.	2,100	42,273
Bank of Yokohama Ltd.	37,000	212,567
Benesse Corp.	1,900	60,614
Bridgestone Corp.	21,000	401,779
Canon Sales Co., Inc.	2,000	33,607
Canon, Inc.	23,300	1,220,437
Casio Computer Co., Ltd.	8,000	104,168
Central Glass Co., Ltd.	3,000	18,693
Central Japan Railway Co.	30	231,233
Chiyoda Corp.	4,000	49,107
Chubu Electric Power Co., Inc.	18,200	435,896
Chugai Pharmaceutical Co., Ltd.	8,000	123,426
Citizen Watch Co., Ltd.	8,000	72,114
COMSYS Holdings Corp.	3,000	27,518
Credit Saison Co., Ltd.	5,400	178,941
CSK Corp.	2,400	93,821
Dai Nippon Printing Co., Ltd.	20,000	321,371
Daicel Chemical Industries Ltd.	6,000	31,414
Daido Steel Co., Ltd.	8,000	35,870
Daiichi Pharmaceutical Co., Ltd.	8,000	176,437
Daikin Industries Ltd.	8,000	199,164
Daimaru, Inc.	8,000	70,645
Dainippon Ink & Chemical, Inc.	21,000	66,868
Dainippon Screen Manufacturing Co., Ltd.	5,000	33,545
Daito Trust Construction Co., Ltd.	2,900	108,271
Daiwa House Industry Co., Ltd.	16,000	182,429
Daiwa Securities Group, Inc.	41,000	252,150
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	60,833
Denso Corp.	17,400	395,583
DENTSU, Inc.	63	155,016
Dowa Mining Co., Ltd.	10,000	66,120
East Japan Railway Co.	105	538,282
Ebara Corp.	8,000	30,645
Eisai Co., Ltd.	8,000	267,941
Electric Power Development Co., Ltd.*	4,600	132,479
FamilyMart Co., Ltd.	2,300	65,831
FANUC Ltd.	5,500	348,545
Fast Retailing Co., Ltd.	1,800	93,323
Fuji Electric Holdings Co., Ltd.	9,000	27,311
Fuji Photo Film Co., Ltd.	15,000	487,992
Fuji Television Network, Inc.	12	23,200
Fujikura Ltd.	11,000	53,531
Fujitsu Ltd.	58,000	301,834
Hankyu Department Stores, Inc.	2,000	12,608
Hikari Tsushin, Inc.	500	35,747
Hino Motors Ltd.	6,000	34,582
Hirose Electric Co., Ltd.	1,000	109,632
Hitachi Chemical Co., Ltd.	3,900	71,174
Hitachi Construction Machinery Co., Ltd.	2,000	23,659
Hitachi Ltd.	99,000	599,472
Hitachi Software Engineering Co., Ltd.	300	5,086
Hokkaido Electric Power Co., Inc.	4,800	98,084
Hokugin Financial Group, Inc.	31,000	94,924
Honda Motor Co., Ltd.	24,500	1,205,208
House Food Corp.	3,000	44,309
Hoya Corp.	3,400	390,587
IBIDEN Co., Ltd.	3,000	78,469
Inpex Corp.*	10	56,196
Isetan Co., Ltd.	6,000	74,986
Ishikawajima - Harima Heavy Industries Co., Ltd.*	35,000	50,560
ITO EN, Ltd.	1,100	56,396
Ito-Yokado Co., Ltd.	11,000	362,785
Itochu Corp.*	51,000	256,088
Itochu Techno-Science Corp.	600	20,902
JAFCO Co., Ltd.	600	31,726
Japan Airlines Systems Corp.*	19,000	51,096
Japan Real Estate Investment Corp. (REIT)	11	93,371
Japan Retail Fund Investment Corp. (REIT)	9	77,137
Japan Tobacco, Inc.	28	373,166
JFE Holdings, Inc.	17,225	423,323
JGC Corp.	8,000	98,001
JSR Corp.	6,000	125,770
Kajima Corp.	30,000	110,309
Kamigumi Co., Ltd.	6,000	46,114
Kaneka Corp.	10,000	111,693
Kansai Electric Power Co., Inc.	23,700	476,030
Kansai Paint Co., Ltd.	3,000	19,246
Kao Corp.	17,000	400,534
Katokichi Co., Ltd.	3,300	22,424
Kawasaki Heavy Industries Ltd.	48,000	91,708
Kawasaki Kisen Kaisha Ltd.	13,000	76,580
KDDI Corp.	79	364,498
Keihin Electric Express Railway Co., Ltd.	12,000	73,346
Keio Electric Railway Co., Ltd.	16,000	86,240
Keyence Corp.	1,070	238,203
Kikkoman Corp.	6,000	52,862
Kinden Corp.	6,000	44,269
Kinki Nippon Railway Co., Ltd.	50,900	155,271
Kirin Brewery Co., Ltd.	25,000	241,902
Kobe Steel Ltd.	93,000	174,737
Kokuyo Corp.	3,000	40,405
Komatsu Ltd.	30,000	231,613
Komori Corp.	2,000	30,292
Konami Co., Ltd.	3,200	67,177
Konica Minolta Holdings, Inc.	15,000	139,283
Koyo Seiko Co., Ltd.	4,000	53,373
Kubota Corp.	37,000	201,958
Kuraray Co., Ltd.	12,000	113,305
Kuraya Sanseido, Inc.*	3,700	49,273
Kurita Water Industries	3,000	46,151
Kyocera Corp.	5,000	380,978
Kyowa Hakko Kogyo Co., Ltd.	10,000	64,511
Kyushu Electric Power Co.	11,700	253,793
Lawson, Inc.	1,900	66,209
Leopalace21 Corp.	4,000	66,216
Mabuchi Motor Co., Ltd.	700	40,264
Makita Corp.	3,000	58,627
Marubeni Corp.	45,000	153,541
Marui Co., Ltd.	11,000	147,311
Matsumotokiyoshi Co., Ltd.	500	13,620
Matsushita Electric Industrial Co., Ltd.	64,614	980,416
Matsushita Electric Works Ltd.	12,000	99,613
Meiji Dairies Corp.	8,000	45,513
Meiji Seika Kaisha Ltd.	12,000	58,935
Meitec Corp.	1,100	33,755
Millea Holdings, Inc.	48	646,435
Minebea Co., Ltd.	8,000	32,165
Mitsubishi Chemical Corp.	58,000	168,868
Mitsubishi Corp.	36,000	486,971
Mitsubishi Electric Corp.	60,000	316,378
Mitsubishi Estate Co., Ltd.	36,000	393,947
Mitsubishi Gas & Chemical Co.	10,000	51,011
Mitsubishi Heavy Industries Ltd.	102,000	266,034
Mitsubishi Logistics Corp.	3,000	30,469
Mitsubishi Materials Corp.	34,000	79,847
Mitsubishi Rayon Co., Ltd.	17,000	70,294
Mitsubishi Securities Co., Ltd.	5,000	44,012
Mitsubishi Tokyo Financial Group, Inc.	151	1,274,642
Mitsui & Co., Ltd.	44,000	414,475
Mitsui Chemicals, Inc.	20,000	116,895
Mitsui Engineering & Shipbuilding Co., Ltd.	14,000	27,379
Mitsui Fudosan Co., Ltd.	26,000	291,096
Mitsui Mining & Smelting Co., Ltd.	19,000	88,770
Mitsui O.S.K. Lines Ltd.	33,000	202,128
Mitsui Sumitomo Insurance Co., Ltd.	38,260	342,964
Mitsui Trust Holdings, Inc.	17,100	174,454
Mitsukoshi Ltd.*	15,000	67,233
Mitsumi Electric Co., Ltd.	900	9,230
Mizuho Financial Group, Inc.	259	1,166,379
Murata Manufacturing Co., Ltd.	6,500	328,570
Namco Ltd.	2,200	29,163
NEC Corp.	58,000	311,692
NEC Electronics Corp.	1,000	44,848
Net One Systems Co., Ltd.	18	46,192
NGK Insulators Ltd.	9,000	87,311
NGK Spark Plug Co., Ltd.	4,000	45,894
Nichii Gakkan Co.	300	7,287
Nichirei Corp.	9,000	34,916
Nidec Corp.	1,800	189,545
Nikko Cordial Corp.	52,000	227,266
Nikon Corp.	9,000	101,384
Nintendo Co., Ltd.	3,200	333,342
Nippon Building Fund, Inc.	10	90,113
Nippon Electric Glass Co., Ltd.	6,000	89,889
Nippon Express Co., Ltd.	29,000	125,396
Nippon Meat Packers, Inc.	5,000	57,949
Nippon Mining Holdings, Inc.	26,000	146,963
Nippon Oil Co., Ltd.	43,000	291,177
Nippon Sheet Glass Co., Ltd.	10,000	38,986
Nippon Steel Corp.	189,000	437,105
Nippon Telegraph & Telephone Corp.	160	685,769
Nippon Unipac Holdings	32	117,315
Nippon Yusen Kabushiki Kaisha	36,000	205,639
Nishi-Nippon City Bank Ltd.	12,000	52,027
Nishimatsu Construction Co., Ltd.	5,000	17,977
Nissan Chemical Industries, Ltd.	3,000	32,109
Nissan Motor Co., Ltd.	71,000	698,945
Nisshin Seifun Group, Inc.	6,000	61,985
Nisshin Steel Co., Ltd.	29,000	72,389
Nisshinbo Industries	2,000	16,306
Nissin Food Products Co., Ltd.	2,800	71,692
Nitto Denko Corp.	5,100	290,088
NOK Corp.	3,300	91,660
Nomura Holdings, Inc.	54,600	648,297
Nomura Research Institute Ltd.	800	79,176
NSK Ltd.	16,000	81,852
NTN Corp.	15,000	80,265
NTT Data Corp.	42	142,537
NTT DoCoMo, Inc.	542	796,763
Obayashi Corp.	19,000	101,423
Obic Co., Ltd.	200	33,842
Odakyu Electric Railway Co., Ltd.	23,000	121,607
Oji Paper Co., Ltd.	29,000	150,819
Oki Electric Industry Co.*	15,000	52,574
Okumura Corp.	1,000	5,641
Olympus Corp.	7,000	133,666
Omron Corp.	7,600	167,438
Onward Kashiyama Co.	4,000	50,535
Oracle Corp.	1,100	41,499
Oriental Land Co., Ltd.	1,900	112,488
ORIX Corp.	2,600	388,772
Osaka Gas Co.	64,000	201,688
Pioneer Corp.	5,400	81,180
Promise Co., Ltd.	3,100	197,851
Q.P. Corp.	2,000	16,731
Rakuten, Inc.	160	127,524
Resona Holding, Inc.*	151,000	280,463
Ricoh Co., Ltd.	21,000	326,313
ROHM Co., Ltd.	3,400	326,197
Ryohin Keikaku Co., Ltd.	400	19,709
Sanken Electric Co., Ltd.	2,000	25,946
Sankyo Co., Ltd. (e)	13,000	248,799
Sankyo Co., Ltd. (e)	1,300	60,223
Santen Pharmaceutical Co., Ltd.	2,000	45,389
Sanyo Electric Co., Ltd.	55,000	139,919
Sapporo Holdings Ltd.	5,000	24,029
SBI Holdings, Inc.	26,000	261,220
Secom Co., Ltd.	6,400	274,161
Sega Sammy Holdings, Inc.*	2,200	134,353
Seiko Epson Corp.	3,300	109,654
Seino Transportation Co.	4,000	36,148
Sekisui Chemical Co., Ltd.	14,000	96,029
Sekisui House Ltd.	17,000	171,067
Seven-Eleven Japan Co., Ltd.	12,000	331,936
SFCG Co., Ltd.	130	30,324
Sharp Corp.	29,000	451,415
Shimachu Co., Ltd.	700	17,537
Shimamura Co., Ltd.	800	67,270
Shimano, Inc.	2,500	70,925
Shimizu Corp.	18,000	83,380
Shin-Etsu Chemical Co., Ltd.	11,200	423,272
Shinko Securities Co., Ltd.	12,000	37,778
Shinsei Bank Ltd.	34,000	182,459
Shionogi & Co., Ltd.	11,000	141,191
Shiseido Co., Ltd.	13,000	163,846
Showa Denko KK	34,000	80,267
Showa Shell Sekiyu KK	5,000	49,943
Skylark Co., Ltd.	2,000	30,400
SMC Corp.	1,900	206,066
Softbank Corp.	8,200	319,746
Softbank Investment Corp.	179	59,926
Sony Corp.	28,600	984,897
Stanley Electric Co., Ltd.	4,700	75,924
Sumitomo Bakelite Co., Ltd.	2,000	12,888
Sumitomo Chemical Co., Ltd.	50,000	228,884
Sumitomo Corp.	34,000	270,840
Sumitomo Electric Industries Ltd.	24,000	243,724
Sumitomo Heavy Industries Ltd.*	18,000	85,934
Sumitomo Metal Industries Ltd.	138,000	233,752
Sumitomo Metal Mining Co., Ltd.	17,000	115,929
Sumitomo Mitsui Finance Group, Inc.	125	842,156
Sumitomo Osaka Cement Co., Ltd.	12,000	31,742
Sumitomo Realty & Development Co., Ltd.	13,000	144,826
Sumitomo Rubber Industries Ltd.	4,000	40,666
Suzuken Co., Ltd.	1,900	47,840
T&D Holdings, Inc.*	7,050	329,772
Taiheiyo Cement Corp.	29,000	77,342
Taisei Corp.	33,000	110,994
Taisho Pharmaceutical Co., Ltd.	5,000	96,989
Taiyo Nippon Sanso Corp.	6,000	30,444
Taiyo Yuden Co., Ltd.	2,000	21,987
Takara Holdings, Inc.	4,000	24,819
Takashimaya Co., Ltd.	9,000	80,221
Takeda Chemical Industries Ltd.	27,400	1,354,710
Takefuji Corp.	3,650	246,417
Tanabe Seiyaku Co., Ltd.	6,000	57,854
TDK Corp.	4,000	271,430
Teijin Ltd.	27,000	125,057
Teikoku Oil Co., Ltd.	4,000	29,655
Terumo Corp.	6,000	172,345
The 77 Bank Ltd.	8,000	49,039
The Bank of Fukuoka Ltd.	17,000	100,357
The Bank of Kyoto Ltd.	7,000	59,292
The Chiba Bank Ltd.	23,000	150,870
The Furukawa Electric Co., Ltd.*	19,000	73,217
The Gunma Bank Ltd.	10,000	60,117
The Joyo Bank Ltd.	19,000	92,889
The Shizuoka Bank Ltd.	19,000	162,581
The Sumitomo Trust & Banking Co., Ltd.	41,000	248,462
The Suruga Bank Ltd.	6,000	48,856
THK Co., Ltd.	3,700	76,125
TIS, Inc.	1,000	34,002
Tobu Railway Co., Ltd.	26,000	94,096
Toda Corp.	6,000	25,588
Toho Co., Ltd.	4,300	61,760
Tohoku Electric Power Co., Inc.	13,800	294,454
Tokuyama Corp.	5,000	35,508
Tokyo Broadcasting System, Inc.	1,000	16,479
Tokyo Electric Power Co.	35,500	847,377
Tokyo Electron Ltd.	5,400	283,123
Tokyo Gas Co., Ltd.	74,000	276,291
Tokyo Steel Manufacturing Co., Ltd.	2,600	32,740
Tokyo Style Co., Ltd.	2,000	19,906
Tokyo Tatemono Co., Ltd.	5,000	33,412
Tokyu Corp.	32,000	143,037
Tokyu Land Corp.	7,000	32,771
TonenGeneral Sekiyu K.K.	10,000	108,093
Toppan Printing Co., Ltd.	19,000	200,893
Toray Industries, Inc.	42,000	198,421
Toshiba Corp.	89,000	352,677
Tosoh Corp.	15,000	61,880
Tostem Inax Holding Corp.	7,848	132,862
TOTO Ltd.	10,000	78,794
Toyo Seikan Kaisha Ltd.	6,000	94,459
Toyo Suisan Kaisha Ltd.	1,000	15,625
Toyobo Co., Ltd.	20,000	46,481
Toyoda Gosei Co., Ltd.	900	14,442
Toyota Industries Corp.	6,400	173,728
Toyota Motor Corp.	89,100	3,185,540
Toyota Tsusho Corp.	5,000	81,154
Trend Micro, Inc.	3,500	123,703
Ube Industries Ltd.*	34,000	68,797
UFJ Holdings, Inc.*	119	616,971
Uni-Charm Co.	1,400	56,235
UNY Co., Ltd.	6,000	67,900
Ushio, Inc.	4,000	70,874
USS Co., Ltd.	800	51,133
Wacoal Corp.	4,000	50,743
West Japan Railway Corp.	59	202,415
World Co., Ltd.	1,300	45,289
Yahoo Japan Corp.*	126	263,184
Yakult Honsha Co., Ltd.	4,000	71,934
Yamada Denki Co., Ltd.	2,600	148,769
Yamaha Corp.	5,000	77,698
Yamaha Motor Co., Ltd.	6,000	109,213
Yamato Transport Co., Ltd.	13,000	179,696
Yamazaki Baking Co., Ltd.	5,000	43,028
Yokogawa Electric Corp.	8,000	98,480
ZEON Corp.	4,000	34,521
(Cost $55,459,879)		60,057,821
Luxembourg 0.1%
Arcelor	15,648	305,393
Stolt-Nielsen SA	1,200	40,306
(Cost $278,534)		345,699
Netherlands 4.9%
ABN AMRO Holding NV	53,878	1,322,963
Aegon NV	44,605	575,031
Akzo Nobel NV	9,000	353,215
ASML Holding NV*	15,710	245,582
Buhrmann NV*	2,219	21,897
Corio NV	1,590	88,486
DSM NV	2,342	159,926
Euronext NV	2,583	87,166
European Aeronautic Defence & Space Co.	8,069	256,046
Fortis Bank Nederland (Holding) NV VVPR Strip*	50	0
Getronics NV	1,445	17,020
Hagemeyer NV*	10,177	23,991
Heineken NV	7,425	228,747
IHC Caland NV	806	55,174
ING Groep NV	57,828	1,626,905
Koninklijke (Royal) KPN NV	66,314	555,433
Koninklijke (Royal) Philips Electronics NV	41,117	1,033,939
Koninklijke Ahold NV (ADR)*	11,830	96,770
Koninklijke Ahold NV*	39,343	322,365
Oce NV	1,190	17,491
QIAGEN NV*	3,029	35,339
Randstad Holdings NV	1,070	36,822
Reed Elsevier NV	21,694	301,482
Rodamco Europe NV	1,277	104,542
Royal Dutch Petroleum Co.	63,912	4,159,574
Royal Numico NV*	4,324	172,446
STMicroelectronics NV	19,551	311,170
TNT NV	12,291	311,219
Unilever NV	17,682	1,144,670
Vedior NV	6,228	87,574
VNU NV	7,792	216,666
Wereldhave NV	498	53,094
Wolters Kluwer NV	7,862	149,949
(Cost $12,255,449)		14,172,694
New Zealand 0.2%
Auckland International Airport Ltd.	33,452	55,561
Carter Holt Harvey Ltd.	17,680	27,991
Contact Energy Ltd.	7,349	39,351
Fisher & Paykel Appliances Holdings Ltd.	4,480	10,406
Fisher & Paykel Corp., Ltd.	11,605	26,226
Fletcher Building Ltd.	15,863	76,025
Independent Newspapers Ltd.	2,860	12,936
Kiwi Income Property Trust	23,532	18,003
NGC Holdings Ltd.	3,106	8,203
Sky City Entertainment Group Ltd.	11,722	36,418
Sky Network Television Ltd.*	2,305	9,142
Telecom Corp. of New Zealand Ltd.	62,517	261,166
The Warehouse Group Ltd.	3,494	9,712
Tower Ltd.*	5,324	7,936
(Cost $357,473)		599,076
Norway 0.7%
DNB NOR ASA	21,250	220,477
Frontline Ltd.	1,700	67,156
Norsk Hydro ASA	4,400	402,201
Norske Skogindustrier ASA	3,550	58,174
Orkla ASA	6,114	224,457
Petroleum Geo-Services ASA*	1,800	42,854
Prosafe ASA	900	26,824
Schibsted ASA	1,200	32,953
Smedvig ASA	900	18,126
Statoil ASA	20,350	413,594
Storebrand ASA	7,950	74,388
Tandberg ASA	3,600	38,451
Tandberg Television ASA*	1,650	20,212
Telenor ASA	26,050	206,824
Tomra Systems ASA	5,300	21,705
Yara International ASA*	6,650	105,177
(Cost $1,080,423)		1,973,573
Portugal 0.3%
Banco BPI SA	9,159	34,862
Banco Comercial Portugues SA	60,624	155,106
Banco Espirito Santo e Comercial de Lisboa SA	3,035	47,274
Brisa-Auto Estrada de Portugal SA	11,589	90,943
CIMPOR-Cimentos de Portugal	4,045	22,708
Electricidade de Portugal	58,749	147,769
Jeronimo Martins, SGPS SA*	1,588	22,764
Portugal Telecom SGPS SA (Registered)	24,060	229,226
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	2,832	29,743
Sonae SGPS SA	24,104	33,205
(Cost $704,746)		813,600
Singapore 0.8%
Ascendas Real Estate Investment Trust (REIT)	35,000	45,826
Capitaland Ltd.	39,750	56,022
CapitaMall Trust	30,300	42,731
Chartered Semiconductors Manufacturing Ltd.*	26,400	20,658
City Developments Ltd.	17,000	75,330
ComfortDelGro Corp., Ltd.	64,000	63,941
Creative Technologies Ltd.	1,000	6,575
Datacraft Asia Ltd.*	4,000	4,407
DBS Group Holdings Ltd.	35,513	300,498
Fraser And Neave Ltd.	6,860	63,708
Haw Par Corp., Ltd.	4,245	12,953
Jardine Cycle & Carriage Ltd.	5,759	45,334
Keppel Corp.	18,750	138,705
Keppel Land Ltd.	1,000	1,485
Neptune Orient Lines Ltd.	26,000	58,157
Oversea-Chinese Banking Corp., Ltd.	33,337	229,194
Overseas Union Enterprises	3,000	16,168
Parkway Holdings Ltd.	9,000	10,014
SembCorp Industries Ltd.	29,450	46,544
SembCorp Logistics Ltd.	4,196	4,277
SembCorp Marine Ltd.	10,000	15,540
Singapore Airlines Ltd.	20,000	132,708
Singapore Exchange Ltd.	25,000	31,223
Singapore Post Ltd.	28,000	16,503
Singapore Press Holdings Ltd.	56,758	144,692
Singapore Technologies Engineering Ltd.	44,000	63,091
Singapore Telecommunications Ltd.	205,580	338,008
ST Assembly Test Services Ltd.*	36,000	25,726
Suntec Real Estate Investment Trust (REIT)*	22,000	15,872
United OverSeas Bank Ltd.	35,448	298,244
United Overseas Land Ltd.	16,545	22,357
Venture Corp., Ltd.	8,000	75,750
Wing Tai Holdings Ltd.	16,333	9,622
(Cost $1,945,189)		2,431,863
Spain 3.8%
Abertis Infraestructuras SA	7,073	179,680
Acciona SA	871	86,124
Acerinox SA	5,836	79,271
ACS, Actividades de Construccion y Servicios SA	8,301	231,516
Altadis SA	8,303	347,057
Amadeus Global Travel Distribution SA "A"	11,168	97,716
Antena 3 de Television SA*	2,684	53,610
Banco Bilbao Vizcaya Argentaria SA	104,636	1,609,979
Banco Popular Espanol SA	27,090	326,694
Banco Santander Central Hispano SA	183,427	2,117,990
Cintra Concesiones de Infraestructuras de Transporte SA*	6,186	72,417
Corporacion Mapfre SA	3,256	48,542
Ebro Puleva SA	2,061	36,566
Endesa SA	29,777	696,912
Fomento de Construcciones y Contratas SA	1,152	64,696
Gamesa Corporacion Tecnologica SA	1,941	26,236
Gas Natural SDG SA	5,315	156,200
Grupo Ferrovial SA	2,067	132,780
Iberdrola SA	25,038	658,363
Iberia Lineas Aereas de Espana SA	11,243	32,115
Indra Sistemas SA	3,458	68,294
Industria de Diseno Textil SA	7,576	194,566
Inmobiliaria Colonial SA	768	40,806
Metrovacesa SA	1,123	66,145
Metrovacesa SA*	56	3,302
NH Hoteles SA	1,973	27,002
Promotora de Informaciones SA (Prisa)	2,251	43,502
Repsolf YPF SA	28,691	730,306
Sacyr Vallehermoso SA	2,940	69,273
Sociedad General de Aguas de Barcelona SA "A"	1,673	36,065
Sogecable SA*	1,251	44,361
Telefonica Publicidad e Informacion SA	3,881	33,817
Telefonica SA	143,520	2,343,357
Union Fenosa SA	6,944	211,028
Zeltia SA*	3,485	23,547
(Cost $7,514,882)		10,989,835
Sweden 2.3%
Alfa Laval AB	900	12,990
Assa Abloy AB "B"	10,000	128,288
Atlas Copco AB "A"	11,913	188,352
Atlas Copco AB "B"	7,926	113,730
Axfood AB	500	12,520
Billerud AB	1,000	11,954
Capio AB*	2,100	30,848
Castellum AB	700	28,481
Electrolux AB	9,985	212,257
Eniro AB	6,200	70,380
Gambro AB "A"	6,300	84,074
Gambro AB "B"	3,600	48,051
Getinge AB "B"	6,000	81,677
Hennes & Mauritz AB "B"	14,650	514,442
Hoganas AB "B"	600	16,062
Holmen AB "B"	1,900	51,228
Lundin Petroleum AB*	3,500	29,938
Modern Times Group AB "B"*	1,200	36,657
Nordea Bank AB	65,914	597,430
OM Hex AB*	3,100	35,210
Sandvik AB	6,500	240,454
SAS AB*	1,500	12,863
Scania AB "B"	3,000	110,305
Securitas AB "B"	10,700	178,107
Skandia Forsakrings AB	34,000	186,533
Skandinaviska Enskilda Banken AB "A"	15,860	263,018
Skanska AB "B"	11,800	145,421
SKF AB "B"	12,400	126,412
SSAB Svenskt Stal AB "B"	90	1,979
SSAB Svenskt Stal AB "A"	2,250	51,724
Svenska Cellulosa AB "B"	5,966	190,635
Svenska Handelsbanken AB "A"	16,000	326,044
Swedish Match AB	11,165	126,521
Tele2 AB "B"	9,900	92,744
Telefonaktiebolaget LM Ericsson "B"*	457,400	1,461,252
TeliSonera AB	56,251	268,361
TeliSonera AB	1,600	7,605
Trelleborg AB "B"	2,300	34,050
Volvo AB "A"	3,310	130,070
Volvo AB "B"	6,980	283,249
Wihlborgs Fastigheter AB*	2,895	62,929
Wihlborgs Fastigheter AB	579	14,083
WM-Data AB "B"	7,800	19,555
(Cost $4,099,111)		6,638,483
Switzerland 6.5%
ABB Ltd. (Registered)*	55,306	360,375
ABB Ltd.*	7,601	49,147
Adecco SA (Registered)	4,281	194,342
Ciba Specialty Chemicals AG (Registered)*	2,453	142,436
Clariant AG (Registered)	6,750	89,330
Compagnie Financiere Richemont AG "A" (Bearer)	15,333	513,954
Credit Suisse Group	37,459	1,469,629
Geberit AG (Registered)	156	99,679
Givaudan SA	222	128,940
Holcim Ltd. (Registered)	5,790	351,265
Kudelski SA (Bearer)*	1,000	36,432
Kuoni Reisen AG (Registered) "B"	46	18,674
Logitech International SA (Registered)*	2,200	70,730
Lonza Group AG (Registered)	1,150	63,497
Micronas Semiconductor Holdings AG (Foreign Registered)*	690	26,001
Nestle SA (Registered)	12,452	3,182,255
Nobel Biocare Holding AG (Bearer)	700	141,669
Nobel Biocare Holding AG	100	20,124
Novartis AG (Registered)	72,845	3,459,915
Phonak Holding AG (Registered)	709	26,510
PSP Swiss Property AG*	770	33,397
Rieter Holdings AG	73	20,183
Roche Holding AG	21,680	2,734,053
Schindler Holding AG	104	37,486
Serono SA (Bearer)	200	127,818
SGS Holdings SA (Registered)	125	85,584
SIG Holding AG (Registered)	110	24,849
Straumann SA (Registered)	150	31,207
Sulzer AG (Registered)	105	43,221
Swatch Group AG (Bearer)	1,144	160,296
Swatch Group AG (Registered)	1,800	51,337
Swiss Re (Registered)	10,280	630,055
Swisscom AG (Registered)	797	259,533
Syngenta AG (Registered)*	3,300	338,007
Synthes, Inc.*	1,526	167,226
UBS AG (Registered)	32,991	2,567,472
Unaxis Holding AG (Registered)	276	37,878
Valora Holding AG (Registered)	90	20,367
Zurich Financial Services AG*	4,444	763,222
(Cost $13,257,028)		18,578,095
United Kingdom 24.0%
3i Group PLC	18,964	229,706
Aegis Group PLC	28,210	50,049
Alliance Unichem PLC	8,689	131,961
AMEC PLC	7,045	41,502
Amvescap PLC	26,246	155,684
Anglo American Capital PLC	43,791	1,027,762
ARM Holdings PLC	38,181	77,152
Arriva PLC	5,966	58,123
Associated British Ports Holdings PLC	11,865	104,244
AstraZeneca Group PLC	6,372	264,096
AstraZeneca PLC	44,027	1,819,337
Aviva PLC	73,053	811,054
BAA PLC	33,050	366,470
BAE Systems PLC	99,058	507,086
Balfour Beatty PLC	14,325	84,709
Barclays PLC	199,157	1,976,110
Barratt Developments PLC	8,077	103,480
BBA Group PLC	16,408	90,561
Bellway PLC	2,380	36,695
Berkeley Group Holdings PLC	4,489	73,355
BG Group PLC	109,113	894,207
BHP Billiton PLC	76,163	976,893
BOC Group PLC	16,150	289,463
Boots Group PLC	23,046	250,822
Bovis Homes Group PLC	2,635	33,487
BP PLC	660,815	6,871,626
BPB PLC	16,497	155,788
Brambles Industries PLC	24,199	132,044
Britannic Group PLC	4,709	47,670
British Airways PLC*	19,365	91,039
British America Tobacco PLC	49,523	956,578
British Land PLC	17,366	272,118
British Sky Broadcasting Group PLC	39,348	370,821
Brixton PLC	6,007	38,243
BT Group PLC	264,689	1,086,122
Bunzl PLC	11,331	105,816
Cable and Wireless PLC	65,846	175,119
Cadbury Schweppes PLC	64,555	614,524
Capita Group PLC	20,424	134,168
Carnival PLC	5,508	312,823
Cattles PLC	8,499	46,794
Centrica PLC	115,319	478,041
Close Brothers Group PLC	2,533	33,371
Cobham PLC*	3,977	100,796
Compass Group PLC	71,857	301,449
Cookson Group PLC*	3,668	19,968
Corus Group PLC*	108,255	80,698
Daily Mail & General Trust "A"	8,137	95,585
Davis Service Group PLC	4,322	35,084
De La Rue PLC	2,911	21,100
Diageo PLC	92,759	1,363,032
Dixons Group PLC	64,513	180,912
Electrocomponents PLC	16,012	68,697
EMAP PLC	8,525	118,486
EMI Group PLC	27,224	123,323
Enterprise Inns PLC	12,554	187,001
Exel PLC	9,917	150,141
Filtrona PLC*	1	2
First Choice Holidays PLC	9,855	33,640
FirstGroup PLC	10,787	63,434
FKI PLC	16,691	28,975
Friends Provident PLC	55,115	179,304
Gallaher Group PLC	19,973	296,354
George Wimpey PLC	9,766	76,602
GKN PLC	24,082	110,830
GlaxoSmithKline PLC	180,936	4,365,559
Great Portland Estates PLC	245	1,530
Group 4 Securicor PLC	38,300	100,411
GUS PLC	30,969	486,858
Hammerson PLC	9,213	146,291
Hanson PLC	21,281	203,886
Hays PLC	56,416	130,366
HBOS PLC	121,143	1,864,283
Hilton Group PLC	48,951	250,052
HMV Group PLC	8,717	36,790
HSBC Holdings PLC	345,243	5,502,495
ICAP PLC	12,399	65,814
IMI PLC	13,516	100,635
Imperial Chemical Industries PLC	38,797	175,987
Imperial Tobacco Group PLC	22,473	603,539
Inchcape PLC	1,957	71,912
InterContinental Hotels Group PLC	14,085	177,187
Intertek Group PLC	5,316	66,603
Invensys PLC*	153,281	28,609
iSOFT Group PLC	4,900	36,728
ITV PLC	124,062	272,961
J Sainsbury PLC	42,471	216,405
Johnson Mathey PLC	6,101	116,395
Kelda Group PLC	10,023	125,168
Kesa Electricals PLC	14,930	74,445
Kingfisher PLC	75,367	330,371
Land Securities Group PLC	14,663	364,302
Legal & General Group PLC	207,563	426,390
Liberty International PLC	8,450	146,460
Lloyds TSB Group PLC	172,678	1,459,601
LogicaCMG PLC	21,951	68,086
London Stock Exchange PLC	6,643	58,438
Man Group PLC	9,682	250,183
Marconi Corp. PLC*	6,676	36,059
Marks & Spencer Group PLC	54,595	351,544
Meggitt PLC	10,072	50,907
MFI Furniture Group PLC	10,649	21,040
Misys PLC	15,595	66,148
Mitchells & Butlers PLC	14,424	85,976
National Express Group PLC	3,467	56,263
National Grid Transco PLC	96,571	933,841
National Power PLC*	44,214	163,096
Next PLC	8,563	230,626
Pearson PLC	25,056	293,935
Persimmon PLC	9,124	127,453
Pilkington PLC	24,287	51,930
Premier Farnell PLC	7,443	21,451
Provident Financial PLC	8,907	114,576
Prudential PLC	74,563	659,356
Punch Taverns PLC	6,342	82,977
Rank Group PLC	16,572	79,533
Reckitt Benkiser PLC	18,986	557,844
Reed Elsevier PLC	42,120	402,136
Rentokil Initial PLC	61,917	176,293
Reuters Group PLC	44,285	312,169
Rexam PLC	19,072	164,085
Rio Tinto PLC	32,952	1,003,265
Rolls-Royce Group PLC*	51,802	265,589
Rolls-Royce Group PLC "B"	2,590,100	4,641
Royal & Sun Alliance Insurance Group PLC	80,679	120,737
Royal Bank of Scotland Group PLC	97,901	2,948,185
SABMiller PLC	26,458	411,676
Schroders PLC	5,472	74,002
Scottish & Newcastle PLC	24,766	204,994
Scottish & Southern Energy PLC	26,501	479,174
Scottish Power PLC	57,541	509,771
Serco Group PLC	18,723	85,243
Severn Trent PLC	10,627	193,111
Shell Transport & Trading Co., PLC	296,563	2,872,877
Signet Group PLC	55,336	107,447
Slough Estates PLC	12,154	113,130
Smith & Nephew PLC	31,272	307,800
Smiths Group PLC	17,555	288,696
SSL International PLC	3,036	15,352
Stagecoach Group PLC	19,880	41,895
Stolt Offshore SA*	5,800	52,496
Tate & Lyle PLC	13,864	118,192
Taylor Woodrow PLC	19,387	116,930
Tesco PLC	239,297	1,363,021
The Peninsular and Oriental Steam Navigation Co.	25,245	143,150
The Sage Group PLC	41,331	164,994
TI Automotive Ltd. "A"*	11,991	0
Tomkins PLC	25,788	120,213
Travis Perkins PLC	3,190	99,106
Trinity Mirror PLC	10,839	119,513
Unilever PLC	85,350	820,317
United Business Media PLC	7,149	63,291
United Utilities PLC (e)	18,354	216,465
United Utilities PLC (e)	15,540	91,925
Vodafone Group PLC	2,001,182	4,862,677
Whitbread PLC	8,414	143,197
William Hill PLC	11,248	108,231
Wolseley PLC	18,184	380,877
WPP Group PLC	36,565	375,099
Yell Group PLC	21,420	162,862
(Cost $54,172,949)		68,946,245
Total Common Stocks (Cost $215,976,572)		274,878,106

Preferred Stocks 0.2%
Belgium 0.0%
Fortis VVPR Strip* (Cost $2)	2,223	54
Germany 0.2%
Fresenius Medical Care AG	500	34,829
Henkel KGaA	1,836	164,171
Porsche AG	245	183,665
ProSiebensat. 1 Media AG	2,800	48,067
RWE AG	1,035	59,284
Volkswagen AG	3,083	109,159
(Cost $468,877)		599,175
Total Preferred Stocks (Cost $468,879)		599,229

Rights 0.0%
Belgium 0.0%
HeidelbergCement AG* (Cost $0)	4	0
Ireland 0.0%
Waterford Wedgwood PLC* (Cost $28)	3,183	4
Singapore 0.0%
Oversea-Chinese Banking Corp., Ltd.* (Cost $21,640)	6,667	25,509
Spain 0.0%
Metrovacesa SA*	1,179	6,392
Sacyr Vallehermoso SA*	2,940	2,170
(Cost $4,098)		8,562
Sweden 0.0%
TeliaSonera AB* (Cost $361)	14,100	1,408
Total Rights (Cost $26,127)		35,483
	Principal Amount ($)	Value ($)

US Government Backed 0.3%
United States
US Treasury Bills 2.815%**, 7/14/2005 (c)	420,000	419,575
2.71%**, 7/14/2005	300,000	299,692
Total US Government Backed (Cost $718,859)		719,267
	Shares	Value ($)

Exchange Traded Funds 0.0%
IShares MSCI EAFE® Index Fund (Cost $39,689)	840	44,009

Cash Equivalents 1.2%
Scudder Cash Management QP Trust, 3.14% (b) (Cost $3,339,967)	3,339,967	3,339,967
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $220,570,093) (a)	97.4	279,616,061
Other Assets and Liabilities, Net	2.6	7,560,985
Net Assets	100.0	287,177,046

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $226,115,304. At June 30, 2005, net unrealized appreciation for all securities based on tax cost was $53,500,757. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $65,471,801 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,971,044.

(b) Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) At June 30, 2005, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.

(d) Affiliated Issuer. This security is owned in proportion with its representation in the index.

(e) Securities with the same description are the same corporate entity but trade on different stock exchanges.

At June 30, 2005, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Hang Seng Index	7/28/2005	3	276,779	274,250	(2,529)
Nikkei 225 Index	9/8/2005	3	173,943	172,875	(1,068)
DJ Euro Stoxx 50 Index	9/16/2005	138	5,264,841	5,340,682	75,841
SPI 200 Index	9/15/2005	9	721,745	731,837	10,092
FTSE 100 Index	9/16/2005	34	3,078,849	3,119,906	41,057
TOPIX Index	9/8/2005	23	2,366,043	2,435,623	69,580
Total unrealized appreciation					192,973

REIT: Real Estate Investment Trust

ADR: American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $217,230,126)	$ 276,276,094
Investment in Scudder Cash Management QP Trust (cost $3,339,967)	3,339,967
Total investments in securities, at value (cost $220,570,093)	279,616,061
Foreign currency, at value, (cost $6,377,935)*	6,352,125
Receivable for investments sold	14,075
Unrealized appreciation on forward foreign currency exchange contracts	32,869
Dividends receivable	608,053
Interest receivable	12,740
Receivable for variation margin on open futures contracts	574,033
Foreign taxes recoverable	238,265
Other assets	3,456
Total assets	287,451,677
Liabilities
Payable for investments purchased	63,942
Accrued management fee	54,125
Unrealized depreciation on forward foreign currency exchange contracts	98,693
Other accrued expense and payables	57,871
Total liabilities	274,631
Net assets, at value	$ 287,177,046

* Includes foreign currency of $4,201,047 to cover margin requirements on foreign futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $696,297)	$ 5,237,363
Interest — Scudder Cash Management QP Trust	82,760
Interest — Cash Management Fund Institutional	65,139
Interest	16,749
Total income	5,402,011
Expenses: Management fee	363,981
Administrative fee	147,416
Auditing	27,376
Legal	19,318
Trustees' fees and expenses	6,697
Other	5,817
Total expenses, before expense reductions	570,605
Expense reductions	(56,932)
Total expenses, after expense reductions	513,673
Net investment income (loss)	4,888,338
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,527,920)
Futures	732,649
Foreign currency related transactions	(261,506)
(2,056,777)
Net unrealized appreciation (depreciation) during the period on: Investments	(6,648,592)
Futures	(393,482)
Foreign currency related transactions	(646,939)
(7,689,013)
Net gain (loss) on investment transactions	(9,745,790)
Net increase (decrease) in net assets resulting from operations	$ (4,857,452)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income	$ 4,888,338	$ 4,901,513
Net realized gain (loss) on investment transactions	(2,056,777)	3,574,237
Net unrealized appreciation (depreciation) during the period on investment transactions	(7,689,013)	38,124,603
Net increase (decrease) in net assets resulting from operations	(4,857,452)	46,600,353
Capital transactions in shares of beneficial interest: Proceeds from capital invested	23,594,688	69,541,220
Value of capital withdrawn	(16,529,002)	(61,957,229)
Redemption fees	158	—
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	7,065,844	7,583,991
Increase (decrease) in net assets	2,208,392	54,184,344
Net assets at beginning of period	284,968,654	230,784,310
Net assets at end of period	$ 287,177,046	$ 284,968,654

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	287	285	231	137	141	172
Ratio of expenses before expense reductions (%)	.39*	.39	.40	.44	.42	.46
Ratio of expenses after expense reductions (%)	.35*	.35	.35	.35	.35	.35
Ratio of net investment income (loss) (%)	3.32*	2.03	2.04	1.88	1.73	1.64
Portfolio turnover rate (%)	15*	12	6	10	26	52
Total Investment Return (%)[b,c]	(1.74)**	19.47	36.50	(16.58)	—	—

[a] For the six months ended June 30, 2005 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total investment return for the Portfolio is derived from the performance of the Institutional Class of the Scudder EAFE® Equity Index Fund.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The EAFE® Equity Index Portfolio (the "Portfolio"), a series of the Scudder Investment Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Portfolio may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchange and the close of the New York Stock exchange.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Certain risks may arise upon entering into when-issued or delayed delivery securities form the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary. Additionally, based on the Portfolio's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Portfolio will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $34,678,567 and $20,678,588, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both indirect, wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annualized rate of 0.25% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, serves as sub-advisor to the Fund and is paid by the Advisor for its services. The Advisor waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the six months ended June 30, 2005, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.35% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at anytime without notice to the shareholders.

Accordingly, for the six months ended June 30, 2005, the Advisor waived a portion of its advisory fee aggregating $54,637 and the amount charged aggregated $309,344, which was equivalent to an annualized effective rate of 0.21% of the Portfolio's average daily net assets.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For six months ended June 30, 2005, the Administrator Service Fee was $147,352, of which $22,912 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

D. Expense Reductions

For the six months ended June 30, 2005, the Advisor agreed to reimburse the Portfolio $2,231, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Portfolio has entered into an agreement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2005, the Administrator Service Fee was reduced by $64 for custodian credits earned.

E. Forward Foreign Currency Exchange Contracts

As of June 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
AUD	569,373	USD	440,000	7/20/05	6,593
GBP	451,582	USD	820,000	7/20/05	10,901
JPY	75,931,800	USD	700,000	7/20/05	15,375
Total unrealized appreciation					$ 32,869
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
USD	2,240,000	JPY	244,056,960	7/20/05	(39,504)
USD	400,000	AUD	520,569	7/20/05	(3,743)
USD	4,100,000	EUR	3,379,632	7/20/05	(10,140)
USD	2,500,000	GBP	1,373,023	7/20/05	(39,954)
EUR	1,103,460	USD	1,330,000	7/20/05	(5,352)
Total unrealized depreciation					$ (98,693)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

F. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by JP Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	81111W 105
Fund Number	558
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         EAFE Equity Index Fund, a series of Scudder
                                    Advisor Funds II

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         EAFE Equity Index Fund, a series of Scudder
                                    Advisor Funds II

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 26, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 26, 2005